Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Related party transactions
Expenses allocated from RONG360	¥ 40,167	¥ 0
Material related party transactions
Initial working capital contributed by RONG360 immediately before the IPO		150,000
Material amount of due to or due from related parties
Amount due to related party		(35,427)		$ (10,581)	¥ (72,750)
Accounts receivable, amounts billed through RONG360		141,190			134,966
RONG360 Inc.
Related party transactions
Expenses allocated from RONG360	0
Material amount of due to or due from related parties
Amount due to related party					(61,048)
Accounts receivable, amounts billed through RONG360					134,966
Related party A
Material related party transactions
Sales and marketing expense charged by related party A	(40,167)
Material amount of due to or due from related parties
Amount due to related party					(5,452)
Related party B
Material related party transactions
Business combination transaction with related party B	(6,250)
Material amount of due to or due from related parties
Amount due to related party					¥ (6,250)
Recommendation services for loans | RONG360 Inc.
Material related party transactions
Revenues from related party transactions	105,492
Advertising, marketing and other services | RONG360 Inc.
Material related party transactions
Revenues from related party transactions	13,405
Administrative expenses | RONG360 Inc.
Material related party transactions
Revenues from related party transactions	10,000
Collection handling services | RONG360 Inc.
Material related party transactions
Collection handling services provided by RONG360 to Jianpu	¥ (4,644)
Predecessor
Related party transactions
Expenses allocated from RONG360			¥ 0
Predecessor | RONG360 Inc.
Related party transactions
Expenses allocated from RONG360		74,952	65,276
Material related party transactions
Initial working capital contributed by RONG360 immediately before the IPO		150,000
Material amount of due to or due from related parties
Amount due to related party		(35,427)
Predecessor | Recommendation services for loans | RONG360 Inc.
Material related party transactions
Revenues from related party transactions		102,997	¥ 19,932
Predecessor | Administrative expenses | RONG360 Inc.
Material related party transactions
Revenues from related party transactions		2,691
Predecessor | Collection handling services | RONG360 Inc.
Material related party transactions
Collection handling services provided by RONG360 to Jianpu		¥ (1,564)